Deferred Financing Costs Relating to Other Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 02, 2014	Feb. 03, 2013	Jan. 29, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Balance at beginning of period	$ 10,076	$ 12,735	$ 11,312
Additional deferred financing costs	726		4,088
Amortization during period	(2,848)	(2,659)	(2,665)
Balance at end of period	$ 7,954	$ 10,076	$ 12,735